Inventories	3 Months Ended
Mar. 31, 2022
Disclosure of Inventories [Abstract]
Inventories

Note 3 – Inventories

Inventory at March 31, 2022 and December 31, 2021 and 2020 consisted of the following:

	2022	2021	2020
Raw materials	$723,444	$972,759	$924,313
Work in Progress	351,802	157,024	71,177
Finished goods	658,095	662,529	322,197
Total inventories	$1,733,341	$1,792,312	$1,317,687

At December 31, 2021 and 2020 the inventory reserve was $0.